Schedule of Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		$ 8,802,196	$ 8,802,196	$ 3,121,591
Change in fair value		303,139	(2,752,430)	4,078,431
Balance		9,105,335		8,802,196
Loss on modification				1,602,174
Conversion of SAFEs			(6,049,766)
Conversion of SAFEs			6,049,766
Third Party Convertible Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance		663,804	663,804	235,409
Change in fair value		22,861	(207,570)	307,569
Balance		$ 686,665		663,804
Loss on modification				$ 120,826
Conversion of SAFEs			456,234
Conversion of SAFEs			$ (456,234)